Property and Equipment:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

10. Property and Equipment:

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Land and buildings	10,463	10,132
Laboratory equipment	31,026	28,639
Office and computer equipment	4,490	4,641
Furniture, fixtures and fittings	20,559	19,956
Construction in progress	-	-
Total property and equipment	66,538	63,368
Less accumulated depreciation and amortization	(45,113)	(43,985)
Property and equipment, net	21,425	19,383

Depreciation expense related to property and equipment amounted to $5,917,000, $4,696,000 and $3,346,000 for the years ended December 31, 2009, 2010 and 2011, respectively.

Property and Equipment include costs of $266,000 and $509,000 at December 31, 2010 and 2011 that are related to capitalized lease assets. Accumulated amortization of these leased assets was approximately $124,000 and $173,000 at December 31, 2010 and 2011, respectively. Depreciation expense on assets held under capital leases is included in total depreciation expense for the years ended December 31, 2009, 2010 and 2011 and amounted to $46,000, $47,000 and $56,000 respectively.